_________________________________________________________

               TABLE OF CONTENTS
_________________________________________________________


   USAA Family of Funds.................................1
   Message from the President...........................2
   Investment Review....................................4
   Message from the Managers............................5
   Financial Information:
      Statement of Assets and Liabilities...............9
      Portfolio of Investments in Securities...........10
      Notes to Portfolio of Investments................40
      Statement of Operations..........................41
      Statements of Changes in Net Assets..............42
      Notes to Financial Statements....................43



=========================================================






                    IMPORTANT INFORMATION


Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

                  USAA Investment Management Company
                  Attn: Report Mail
                  9800 Fredericksburg Road
                  San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Growth Strategy Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright) 1997, USAA. All rights reserved.









USAA Family of Funds Performance Summary

If you own only one or two USAA funds, you may not be aware of the performance of our other funds. This summary is a snapshot of the performance of all 33 funds by investment objective as of December 31, 1996.

                                                               Average Annual Total Return*
           Investment                   Inception                                                Since
            Objective                     Date         1 yr         5 yrs        10 yrs        Inception

========================================================================================================

  Capital Appreciation
  Aggressive Growth                     10/19/81       16.47        11.45         13.12           -
  Emerging Markets(1)                    11/7/94       16.59         -             -              4.84
  Gold(1)                                8/15/84        0.00         6.57           .93           -
  Growth                                  4/5/71       17.80        13.69         13.24           -
  Growth & Income                         6/1/93       23.04         -             -             16.24
  International(1)                       7/11/88       19.15        13.09          -             10.60
  S&P 500 Index(4)                        5/1/96        -            -             -             16.83+
  World Growth(1)                        10/1/92       19.08         -             -             13.66

  Asset Allocation
  Balanced Strategy                       9/1/95       13.45         -             -             12.49
  Cornerstone Strategy(1)                8/15/84       17.87        12.69         10.70           -
  Growth and Tax Strategy(2)**           1/11/89       11.12         9.64          -              9.97
  Growth Strategy(1)                      9/1/95       22.13         -             -             21.47
  Income Strategy                         9/1/95        3.00         -             -              9.72

  Income - Taxable
  GNMA                                    2/1/91        2.94         6.43          -              7.66
  Income                                  3/4/74        1.33         7.33          9.25           -
  Income Stock                            5/4/87       18.70        12.76          -             12.78
  Short-Term Bond                         6/1/93        6.31         -             -              5.60

  Income - Tax Exempt
  Long-Term(2)**                         3/19/82        4.47         6.87          7.37           -
  Intermediate-Term(2)**                 3/19/82        4.49         6.89          7.09           -
  Short-Term(2)**                        3/19/82        4.44         4.94          5.45           -
  California Bond(2)**                    8/1/89        5.39         7.29          -              7.65
  Florida Tax-Free Income(2)**           10/1/93        4.38         -             -              3.69
  New York Bond(2)**                    10/15/90        3.73         6.61          -              8.35
  Texas Tax-Free Income(2)**              8/1/94        5.25         -             -              9.44
  Virginia Bond(2)**                    10/15/90        5.06         7.09

  Money Market
  Money Market(3)                         2/2/81        5.24         4.37          5.84           -
  Tax Exempt Money Market(2,3)**          2/6/84        3.34         3.04          4.21           -
  Treasury Money Market Trust(3)          2/1/91        5.10         4.16          -              4.32
  California Money Market(2,3)**          8/1/89        3.27         2.93          -              3.64
  Florida Tax-Free Money Market(2,3)**   10/1/93        3.24         -             -              3.01
  New York Money Market(2,3)**          10/15/90        3.20         2.79          -              3.07
  Texas Tax-Free Money Market(2,3)**      8/1/94        3.25         -             -              3.32
  Virginia Money Market(2,3)**          10/15/90        3.17         2.87          -              3.20


Non-deposit investment products offered by USAA Investment Management Company are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, including possible loss of the principal amount invested.

For more complete information about the mutual funds managed and dis-tributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

(2) Some income may be subject to state or local taxes or the federal alter-native minimum tax.

(3) An investment in a money market fund is neither insured nor guaranteed by the U.S. government and there is no assurance that any of the funds will be able to maintain a stable net asset value of $1 per share.

(4) S&P 500(registered trademark) is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use. The product is not sponsored, sold or
promoted by Standard & Poor's,   and  Standard  &  Poor's  makes  no
representation   regarding  the  advisability of investing in the product.

* Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

** IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax-exempt. California, Florida, New York, Texas, and Virginia funds available to residents only.

+  Cumulative total return since inception.


                             MESSAGE FROM THE PRESIDENT

On January 29, 1995, my wife and I became grandparents. Karl Joseph Marbach was born to Alexandra, my wife's daughter, and her husband Keith Marbach. When my wife learned of the name Alexandra and Keith had chosen, she smiled. She noted that my middle names are Joseph Carl, and she said, "I think this kid's college education is secure."
                                              -- May 31,  1995  Annual  Report

In the May 31, 1995, annual report, my message centered on regular, systematic investing, and I told you I was going to practice something I had preached for many years. I introduced you to my grandson, Karl Joseph, and told you I had set up an InveStart(Registered Trademark) account for his college expenses. This is a progress report.

By the time you read this message, Karl Joseph will be 24 months old -- a good time for an update. As you might expect me to say, Karl Joseph is a very bright guy. He is one of the few people whom our wire-haired dachshund, Brunhilde, will tolerate. We have found that Bruni is a discerning judge of people! One of Karl's favorite things is watching me toss grapes and catch them in my mouth. He loves stuffed animals, swimming, and his grandmother's cooking. I'm very pleased to say that his progress is just as I expected.

I'm also pleased to let you know that his education fund is progressing well too. I opened an InveStart account for Karl on June 2, 1995, in the Income Stock Fund. The NAV then was $14.77, and at this writing it is well over $16.00. In addition to my $100 initial investment, there have now been 17 electronic transfers of $50 into the account. That totals $950, and an interesting thing has happened. The account is worth much more than $950 because, in addition to dividends and appreciation, it has attracted other money. This is a college account and a great cause. Karl is surprisingly well on his way.

There is a lesson here. Funding a college education is a challenge, but starting early with an account like this is an excellent step. It provides a place for a few extra dollars that show up on special occasions.

"Secure" may be an exaggeration, but I did decide to practice one thing I have preached for many years ... I opened an InveStart (Registered Trademark) account for Karl Joseph.
                                                 -- May 31, 1995 Annual Report

We originally intended it for young USAA members as a good way to start investing. We found, however, that many grandparents were using it as I just did.
                                                 -- May 31, 1995 Annual Report

I do practice what I preach. Systematic investing makes sense, and InveStart has an expanded lineup of available funds. I encourage you to look at your investment as you study the information in this report, and if you are not investing regularly, please consider if it may be appropriate for you.

If you have any questions about our systematic investment plans or any of our other mutual funds, please call. Your team of account representatives will be glad to assist you with any questions you may have.

Sincerely,


Michael J.C. Roth
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD

[Photograph of Michael J.C. Roth, President and Vice Chairman of the Board appears here.]

A systematic plan, such as InveStart, does not assure a profit or protect against loss in declining markets. Since such a plan involves continuous investment in securities regardless of fluctuating price levels, you should consider your financial ability to continue purchases through periods of low and high price levels.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses please call for a prospectus. Read it carefully before you invest.

The performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.







                      INVESTMENT  REVIEW



GROWTH STRATEGY FUND

OBJECTIVE: To seek a high total return, with reduced risk over time, through an asset allocation strategy that emphasizes capital appreciation and, secondarily, income.

                                             5/31/96          11/30/96
_________________________________________________________________________

Net Assets................................ $87.2 MILLION    $134.4 Million
Net Asset Value Per Share.................     $12.74            $12.45
__________________________________________________________________________



_____________________________________________________________________________
Average Annual Total Returns as of 11/30/96

May 31, 1996 to November 30, 1996..........................   1.75%**
1 Year.....................................................  25.84%
Since inception on September 1, 1995.......................  22.94%

 ** Total returns for periods of less than one year are not annualized. This six-month return is cumulative.
_____________________________________________________________________________





[A graph is shown here which is a comparison of the change in value of a $10,000 investment, for the period of 9/1/95 to 11/30/96, with dividends and capital gains reinvested. The ending value of each item graphed is as follows: USAA Growth Strategy Fund - $12,999 and the S&P 500 Index - $13,858.]





The graph illustrates how a $10,000 hypothetical investment in the USAA Growth Strategy Fund compares to the S&P 500 Index, an unmanaged index representing the average performance of a group of 500 widely held publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.





                            MESSAGE FROM THE MANAGERS


(A photograph of the Portfolio Managers appears here--
 Seated L to R: David G. Peebles (International Stocks), W. Travis Selmier, II (International Stocks), David G. Parsons (Allocation Manager, Large Cap Stocks),
 Standing L to R: John K. Cabell, Jr. (Small Cap Stocks), Paul H. Lundmark (Bonds), Pamela K. Bledsoe (Money Market Instruments), Eric M. Efron (Small Cap Stocks), and Albert C. Sebastian (International Stocks).)





Fund Overview
The Growth Strategy Fund was designed to transfer the growth investor's allocation burden to the Fund. The Fund pursues its objective through an asset allocation strategy of investments primarily in domestic and international growth stocks and, secondarily, in bonds.


Large Capitalization Stocks
Large capitalization stocks comprised 30.1% of the Fund's assets as of November 30, 1996. Investments which constituted this component of the Fund are primarily in out-of-favor (at the time of purchase) growth companies and, secondarily, of contrarian cyclical and defensive stocks. We buy growth companies at good prices or, when this is not possible, cyclical and defensive stocks at extremely compelling valuations. As a result of this strategy, major commitments have been made to tobacco, semiconductors, semiconductor equipment, trucking, electric utilities, energy, and gold  mining  companies.  We have  added  out-of-favor restaurant,  retail, and  healthcare  companies to the  portfolio.  Over the reporting period,
energy,   semiconductors, and semiconductor equipment outperformed the market.

Small Capitalization Stocks
At the end of the reporting period, 26.1% of the Fund's assets were in the small capitalization stock component. The primary strategy of this sector is to invest in companies whose earnings are growing very rapidly. Our holdings remain in equities of small-to-midsized companies whose products enhance productivity or benefit from changing demographics. Major investment commitments made in this sector have been in the software, healthcare, specialty retail, and telecommunications industries. Recent additions to the portfolio have been in the energy and energy service industries.

Performance over the last six months has been negative for this portion of the Fund. However, for the calendar year, performance is above the S&P 500.(1) Fortunately, several million dollars of small capitalization stocks were sold in June and July, at the height of the initial public offering boom, in order to take profits and shift assets to the underweighted bond portion of the Fund.

International Stocks
In the  international  stock  component  of the Fund  which made up 18.6% of the
Fund's assets at the end of the reporting period, we continue to overweight emerging markets, market weight in Western Europe, and underweight Japan. Prospects for rapid economic and earnings growth in the emerging markets cause us to continue to overweight these markets. We have maintained a fully weighted position in Europe due primarily to declining interest rates, a good earnings growth outlook, and management intention to create shareholder value. The Japanese market is underweighted due to an anemic economy, problems with the banking system, and political uncertainty. Fortunately, each of these strategies worked with the exception of the overweighting of the emerging markets. Performance in this area was positive, but below that of the overall international sector. For the period, the international stocks did well versus the competition and international indices.

Bonds
For the reporting period, bonds made up 19.8% of the Fund's assets. The bond component of the Fund is included to stabilize returns and provide current income. The average maturity of the bond sector was shortened by selling long treasuries and buying agency pass-throughs and intermediate corporates. At this point, the manager is avoiding interest rate bets and focusing on intermediate corporates that are favorably priced. As opposed to the first five months of the calendar year when bonds underperformed, the bond section of the Fund generated excellent returns over the last six months. The bond weighting of the Fund was significantly increased in July.

(1)The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.



Money Market Instruments
Money market instruments are included as part of the portfolio for liquidity and as a temporary investment of cash prior to transitioning into stocks or bonds. We purchase short-term notes issued by U.S. Government Agencies that are liquid and provide minimal credit risk. At the end of the reporting period, money market instruments comprised 5.5% of the Fund's assets.

Performance and Outlook
The Fund significantly underperformed the S&P 500 Index, which has been chosen as a comparison to measure performance. Over the period, all four sectors in the Fund underperformed the index. For the calendar year, the Fund is now below the S&P 500 Index, but still in the top half of its relevant competitive category. In effect, the Fund lost ground in a booming large capitalization market. In the future, the managers of the Fund believe this collection of asset categories and management styles will provide an instrument for competitive returns with less volatility than the average growth fund.

Foreign investing is subject to additional risks which are discussed in the Fund's prospectus. Since return on any investment is generally commensurate with risk, investors should be aware of the potential volatility associated with foreign markets.


Top 10 Equity Holdings
  (% of Net Assets)

RJR Nabisco Holdings.......  2.4
Pharmacia & Upjohn.........  2.0
Philip Morris..............  1.7
UST........................  1.4
Newmont Mining.............  1.3
Homestake Mining...........  1.0
Consolidated Freightways...   .8
Micron Technology..........   .7
Applied Materials..........   .7
Texaco.....................   .7





Top 10 Industries
(% of Net Assets)

Healthcare................    8.4
Oil.......................    7.4
Tobacco...................    6.3
Electronics...............    6.1
Banks.....................    5.3
Electric Power............    4.7
Retail....................    4.6
Specialized Services......    4.6
Telecommunications........    3.8
Computer Software & Services  3.5



[A pie chart is shown here depicting the Asset Allocation as of November 30, 1996 for the USAA Growth Strategy Fund to be:
 Money Market Instruments - 5.5%, Bonds -19.8%, International Stocks - 18.6%, Small Cap Stocks-26.1% and Large Cap Stocks - 30.1%.]

See page 10 for a complete listing of the Portfolio of Investments in Securities.


Growth Strategy Fund
Statement of Assets and Liabilities
(In Thousands)

November 30, 1996
(Unaudited)

Assets
   Investments in securities, at market value (identified cost of $124,068)                  $  134,443
   Cash                                                                                             318
   Cash denominated in foreign currencies (identified cost of $111)                                 111
   Receivables:
      Capital shares sold                                                                           444
      Dividends and interest                                                                        637
      Securities sold                                                                               744
                                                                                               ---------
         Total assets                                                                           136,697
                                                                                               ---------
Liabilities
   Securities purchased                                                                           2,125
   Unrealized depreciation on foreign currency contracts held, at value                               2
   Capital shares redeemed                                                                           14
   USAA Investment Management Company                                                                78
   USAA Transfer Agency Company                                                                      28
   Accounts payable and accrued expenses                                                             82
                                                                                               ---------
         Total liabilities                                                                        2,329
                                                                                               ---------
            Net assets applicable to capital shares outstanding                              $  134,368
                                                                                            ============
Represented by:
   Paid-in capital                                                                           $  122,332
   Accumulated undistributed net investment income                                                  682
   Accumulated net realized gain on investments                                                     979
   Net unrealized appreciation of investments                                                    10,375
                                                                                             ------------
            Net assets applicable to capital shares outstanding                              $  134,368
                                                                                             ============
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                               10,788
                                                                                             ============
   Net asset value, redemption price, and offering price per share                           $    12.45
                                                                                             ============


See accompanying notes to financial statements.




GROWTH STRATEGY FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES

November 30, 1996
(Unaudited)


                                                                                            Market
    Number of                                                                                Value
      Shares                  Security                                                      (000)
    ---------                 --------                                                     --------
                          International Stocks (18.6%)
               Argentina (0.3%)
        4,300  Disco S.A. ADS *                                                             $     108
        2,160  IRSA Inversiones y Representaciones S.A. GDS                                        67
       11,000  Quilmes Industrial (Quinsa) S.A. ADS                                               114
        3,700  Telefonica de Argentina S.A. ADR                                                    94
-------------------------------------------------------------------------------------------------------------
                                                                                                  383
-------------------------------------------------------------------------------------------------------------

               Australia (0.5%)
       10,000  Broken Hill Proprietary Co. Ltd.                                                   147
       58,930  CSL Ltd.                                                                           304
       42,800  National Mutual Holdings Ltd. *                                                     60
       77,787  Village Roadshow Ltd. (Preferred)                                                  225
-------------------------------------------------------------------------------------------------------------
                                                                                                  736
-------------------------------------------------------------------------------------------------------------

               Austria (0.3%)
        2,250  VA Technologie AG                                                                  354
-------------------------------------------------------------------------------------------------------------

               Belgium (0.2%)
          620  Colruyt S.A.                                                                       277
-------------------------------------------------------------------------------------------------------------

               Brazil (0.3%)
    6,930,000  Companhia Energetica de Minas Gerais (Cemig) (Preferred)                           220
    1,200,000  Petroleo Brasileiro S.A. (Preferred)                                               164
    1,300,000  Telebras PN (Preferred)                                                             99
-------------------------------------------------------------------------------------------------------------
                                                                                                  483
-------------------------------------------------------------------------------------------------------------

               Canada (1.0%)
        1,500  Alliance Forest Products, Inc. *                                                    27
        8,600  Anderson Exploration Ltd. *                                                        111
       23,000  Beau Canada Exploration Ltd. *                                                      41
        9,200  Canadian National Railway Co.                                                      378
       13,500  Canadian Occidental Petroleum Ltd.                                                 240
       20,000  National Bank of Canada                                                            213
       12,000  OSF, Inc. *                                                                        116
        4,000  Suncor, Inc.                                                                       167
-------------------------------------------------------------------------------------------------------------
                                                                                                1,293
-------------------------------------------------------------------------------------------------------------

               Chile (0.2%)
        2,000  Madeco S.A. ADS                                                                     47
        8,000  Maderas y Sinteticos S.A. ADS                                                      109
        2,000  Sociedad Quimica y Minera de Chile S.A. ADS                                        104
-------------------------------------------------------------------------------------------------------------
                                                                                                  260
-------------------------------------------------------------------------------------------------------------

               China (0.1%)
       45,000  New World Infrastructure Ltd. *                                                    134
-------------------------------------------------------------------------------------------------------------

               Colombia (0.1%)
        7,000  Banco de Colombia GDS                                                               54
-------------------------------------------------------------------------------------------------------------

               Czech Republic (0.1%)
        2,800  Komercni Banka A.S. GDR                                                             71
          600  SPT Telecom A.S. *                                                                  68
-------------------------------------------------------------------------------------------------------------
                                                                                                  139
-------------------------------------------------------------------------------------------------------------

               Denmark (0.6%)
        4,800  Carli Gry International A/S *                                                      242
          600  InWear Group A/S *                                                                  27
        5,000  ISS International Service System A/S "B"                                           138
          630  Novo Nordisk A/S "B"                                                               117
        3,000  Tele Danmark A/S "B"                                                               150
        6,900  Tele Danmark A/S ADS                                                               172
        2,100  Unidanmark A/S                                                                     105
-------------------------------------------------------------------------------------------------------------
                                                                                                  951
-------------------------------------------------------------------------------------------------------------

               Egypt (0.1%)
        4,400  Suez Cement Co. S.A.E. GDS *                                                        71
-------------------------------------------------------------------------------------------------------------

               Finland (0.4%)
        7,300  Nokia Corp. ADS                                                                    410
        1,820  Raision Tehtaat                                                                    107
-------------------------------------------------------------------------------------------------------------
                                                                                                  517
-------------------------------------------------------------------------------------------------------------

               France (1.1%)
        7,300  Coflexip ADS *                                                                     196
       11,000  Elf Aquitaine ADS                                                                  483
        2,400  Eramet Group                                                                       127
          800  Essilor International                                                              230
        2,400  Louis Dreyfus Citrus *                                                              81
          630  Pathe S.A. *                                                                       147
          854  Roussel-Uclaf                                                                      224
-------------------------------------------------------------------------------------------------------------
                                                                                                1,488
-------------------------------------------------------------------------------------------------------------

               Germany (0.6%)
        1,600  Adidas AG                                                                          139
        4,200  Deutsche Telekom AG ADR *                                                           90
        4,500  Leica Camera AG *                                                                  140
        5,500  Pfeiffer Vacuum Technology AG ADS *                                                 93
        1,100  SAP AG (Preferred)                                                                 151
        4,440  Veba AG                                                                            260
-------------------------------------------------------------------------------------------------------------
                                                                                                  873
-------------------------------------------------------------------------------------------------------------

               Hong Kong (0.3%)
      135,000  Amoy Properties Ltd.                                                               189
        6,000  Asia Satellite Telecommunications Holdings Ltd. ADR *                              152
       80,000  Hong Kong Telecommunications Ltd.                                                  139
        6,000  Varitronix International Ltd.                                                       11
-------------------------------------------------------------------------------------------------------------
                                                                                                  491
-------------------------------------------------------------------------------------------------------------

               Hungary (0.1%)
        6,000  Mol Magyar Olay Es Gazipari GDS                                                     69
-------------------------------------------------------------------------------------------------------------

               India (0.2%)
       10,000  Arvind Mills Ltd. GDS                                                               38
        5,250  Hindalco Industries Ltd. GDR                                                       107
        5,500  Larsen & Toubro Ltd. GDR                                                            80
-------------------------------------------------------------------------------------------------------------
                                                                                                  225
-------------------------------------------------------------------------------------------------------------

               Indonesia (0.2%)
      100,000  PT Asahimas Flat Glass Co. Ltd.                                                     67
       81,000  PT Bank Dagang Nasional Indonesia                                                   80
       14,000  PT HM Sampoerna                                                                     72
       24,000  PT Jaya Real Property                                                               31
-------------------------------------------------------------------------------------------------------------
                                                                                                  250
-------------------------------------------------------------------------------------------------------------

               Israel (0.4%)
        5,100  Blue Square - Israel Ltd. ADS *                                                     72
       17,500  Electric Fuel Corp. *                                                              107
        5,500  Koor Industries Ltd. ADS                                                            96
        5,800  Teva Pharmaceutical Industries Ltd. ADS                                            268
-------------------------------------------------------------------------------------------------------------
                                                                                                  543
-------------------------------------------------------------------------------------------------------------

               Italy (0.6%)
       12,500  Arnoldo Mondadori Editore S.p.A.                                                   105
        4,800  Eni S.p.A. ADS                                                                     252
        7,300  Instrumentation Laboratory S.p.A. ADS *                                             88
      118,000  Olivetti and C., S.p.A. *                                                           41
        6,400  SAES Getters S.p.A. ADR *                                                           68
       76,000  STET S.p.A.                                                                        234
-------------------------------------------------------------------------------------------------------------
                                                                                                  788
-------------------------------------------------------------------------------------------------------------

               Japan (3.0%)
       13,000  Bridgestone Corp.                                                                  240
       11,000  Canon, Inc.                                                                        232
       11,000  Daibiru Corp.                                                                      129
        3,000  Higo Bank                                                                           21
       20,000  Hitachi Ltd.                                                                       186
       12,000  Honda Motor Co. Ltd.                                                               354
        6,000  Hoya Corp.                                                                         225
        5,000  Ito-Yokado Co. Ltd.                                                                252
        4,000  Kyocera Corp.                                                                      257
        8,800  Laox Co. Ltd.                                                                      135
       27,000  Minebea Co. Ltd.                                                                   230
       30,000  Mitsubishi Heavy Industries Ltd.                                                   245
          500  Nippon Television Network                                                          150
       55,000  NKK Corp. *                                                                        135
       14,000  Nomura Securities Co. Ltd.                                                         236
            7  NTT Data Communications Systems Corp.                                              208
       20,000  Shiseido Co. Ltd.                                                                  241
       24,000  Terumo Corp.                                                                       316
        3,000  Tostem Corp.                                                                        86
               MBL International Finance (Bermuda) Trust, Convertible Notes,
                 $200,000 par, 3.00%, 11/30/02                                                    221
-------------------------------------------------------------------------------------------------------------
                                                                                                4,099
-------------------------------------------------------------------------------------------------------------

               Korea (0.2%)
        2,843  Korea Electric Power Corp.                                                          91
        1,200  Samsung Electronics Co. Ltd.                                                        90
          141  Samsung Electronics Co. Ltd. (New) *                                                10
            7  Samsung Electronics Co. Ltd. GDR *                                                   1
          241  Samsung Electronics Co. Ltd. GDR (Preferred)                                         6
          800  Samsung Electronics Co. Ltd. GDS (Preferred)                                        20
-------------------------------------------------------------------------------------------------------------
                                                                                                  218
-------------------------------------------------------------------------------------------------------------

               Malaysia (0.2%)
       18,000  Edaran Otomobil Nasional Bhd                                                       177
        9,000  Telekom Malaysia Bhd                                                                82
-------------------------------------------------------------------------------------------------------------
                                                                                                  259
-------------------------------------------------------------------------------------------------------------

               Mexico (0.6%)
       89,000  Controladora Comercial Mexicana, S.A. de C.V. *                                     80
        2,000  Controladora Comercial Mexicana, S.A. de C.V. GDR *                                 36
        7,304  Desc, Sociedad de Fomento Industrial, S.A. de C.V. ADS *                           158
        8,700  Empresas Ica Sociedad Controladora, S.A. de C.V. ADR                               125
        5,500  Panamerican Beverages, Inc. "A"                                                    257
       14,000  Tubos de Acero de Mexico, S.A. ADS *                                               191
-------------------------------------------------------------------------------------------------------------
                                                                                                  847
-------------------------------------------------------------------------------------------------------------

               Netherlands (0.9%)
        1,940  EVC International N.V.                                                              61
        7,900  Forasol-Foramer N.V. *                                                             142
        8,500  ING Group N.V.                                                                     298
        2,000  Oce-van der Grinten N.V.                                                           218
        2,500  Philips Electronics N.V.                                                           101
       19,300  Verenigd Besit VNU                                                                 394
-------------------------------------------------------------------------------------------------------------
                                                                                                1,214
-------------------------------------------------------------------------------------------------------------

               Norway (0.3%)
       76,000  Christiania Bank og Kreditkasse                                                    233
       11,000  Nycomed ASA *                                                                      161
-------------------------------------------------------------------------------------------------------------
                                                                                                  394
-------------------------------------------------------------------------------------------------------------

               Peru (0.1%)
        4,700  Telefonica del Peru S.A. "B" ADS                                                    91
-------------------------------------------------------------------------------------------------------------

               Philippines (0.1%)
      270,000  Megaworld Properties *                                                             105
        3,600  Metropolitan Bank and Trust Co.                                                     84
-------------------------------------------------------------------------------------------------------------
                                                                                                  189
-------------------------------------------------------------------------------------------------------------

               Poland (0.1%)
       12,000  Elektrim S.A.                                                                      109
-------------------------------------------------------------------------------------------------------------

               Portugal (0.4%)
        9,900  Banco Totta E Acores S.A. *                                                        174
        7,100  Cimentos de Portugal *                                                             148
       10,400  Portugal Telecom, S.A. ADS                                                         276
-------------------------------------------------------------------------------------------------------------
                                                                                                  598
-------------------------------------------------------------------------------------------------------------

               Russia (0.1%)
        6,300  RAO Gazprom ADR *                                                                  114
-------------------------------------------------------------------------------------------------------------

               Singapore (0.4%)
      200,000  Kay Hian James Capel Holdings Ltd.                                                 182
       14,000  Keppel Corp. Ltd.                                                                  109
       22,000  Overseas Union Bank Ltd.                                                           162
       20,000  Singapore Land Ltd.                                                                115
-------------------------------------------------------------------------------------------------------------
                                                                                                  568
-------------------------------------------------------------------------------------------------------------

               South Africa (0.3%)
       25,000  Gencor Ltd.                                                                         89
       36,600  Malbak Ltd.                                                                        175
        4,600  South African Breweries Ltd.                                                       116
-------------------------------------------------------------------------------------------------------------
                                                                                                  380
-------------------------------------------------------------------------------------------------------------

               Spain (0.5%)
       14,000  Autopistas del Mare Nostrum S.A.                                                   216
        1,500  Corporacion Mapfre, S.A.                                                            80
        3,500  Telefonica de Espana S.A. ADR                                                      231
        6,106  Vallehermoso S.A.                                                                  127
-------------------------------------------------------------------------------------------------------------
                                                                                                  654
-------------------------------------------------------------------------------------------------------------

               Sweden (0.7%)
        1,900  ABB AB "A"                                                                         220
        8,920  Autoliv AB                                                                         392
        5,000  Nordbanken AB                                                                      142
        9,900  Volvo AB                                                                           217
-------------------------------------------------------------------------------------------------------------
                                                                                                  971
-------------------------------------------------------------------------------------------------------------

               Switzerland (0.8%)
          286  Ciba Geigy AG                                                                      354
        2,700  Oerlikon Buhrle AG *                                                               278
           60  SGS Group AG                                                                       139
          340  Sulzer AG P.C.                                                                     196
        4,800  Tag Heuer International S.A. ADS *                                                  67
-------------------------------------------------------------------------------------------------------------
                                                                                                1,034
-------------------------------------------------------------------------------------------------------------

               Taiwan (0.4%)
      205,000  China Steel Corp.                                                                  189
      126,474  Far East Department Store *                                                        168
       85,000  Microtek International, Inc. *                                                     140
-------------------------------------------------------------------------------------------------------------
                                                                                                  497
-------------------------------------------------------------------------------------------------------------

               Thailand (0.1%)
       16,300  Finance One Public Co.                                                              47
       35,000  Krung Thai Bank                                                                    100
-------------------------------------------------------------------------------------------------------------
                                                                                                  147
-------------------------------------------------------------------------------------------------------------

               Turkey (0.1%)
      255,000  Erciyas Biracilik Ve Malt Sanayi A.S.                                               30
      500,000  Olmuksa Mukavva Sanayi Ve Ticaret A.S.                                              60
      871,900  Yapi Ve Kredi Bankasi A.S.                                                          22
-------------------------------------------------------------------------------------------------------------
                                                                                                  112
-------------------------------------------------------------------------------------------------------------

               United Kingdom (1.4%)
       44,000  Bank of Scotland                                                                   216
       10,000  Comcast UK Cable Partners Ltd. *                                                   136
       73,700  Corporate Services Group plc                                                       208
       11,300  DFS Furniture Co. plc                                                              109
        1,400  Dr. Solomon's Group plc ADR *                                                       24
       24,000  Harvey Nichols plc *                                                               143
       23,500  Northern Ireland Electricity plc                                                   140
       60,000  Thistle Hotels plc *                                                               176
       75,000  Tomkins plc                                                                        313
        4,500  Vodafone Group plc ADR                                                             195
       60,000  WPP Group plc                                                                      222
------------------------------------------------------------------------------------------------------------
                                                                                                1,882
------------------------------------------------------------------------------------------------------------

               Venezuela (0.1%)
        2,500  Compania Anonima Nacional Telefonos De Venezuela ADS *                              63
       20,000  Corimon C.A. S.A.C.A ADS *                                                          15 (a)
-------------------------------------------------------------------------------------------------------------
                                                                                                   78
-------------------------------------------------------------------------------------------------------------

               Other Holdings (0.1%)
       90,000  Central European Growth Fund plc                                                    92
-------------------------------------------------------------------------------------------------------------
               Total international stocks (cost: $22,403)                                      24,926
-------------------------------------------------------------------------------------------------------------

                            Small Cap Stocks (26.1%)
               Aerospace/Defense (0.1%)
        3,100  Triumph Group, Inc. *                                                               81
-------------------------------------------------------------------------------------------------------------
               Air Freight (0.1%)
        5,000  Kitty Hawk, Inc. *                                                                  60
-------------------------------------------------------------------------------------------------------------

               Airlines (0.1%)
        6,700  Aviation Sales Company *                                                           134
        3,000  Greenwich Air Services, Inc. "A"                                                    74
        3,000  Greenwich Air Services, Inc. "B"                                                    69
-------------------------------------------------------------------------------------------------------------
                                                                                                  277
-------------------------------------------------------------------------------------------------------------

               Auto Parts (0.1%)
        1,600  Dura Automotive Systems, Inc.                                                       43
        3,000  Tower Automotive, Inc. *                                                            96
-------------------------------------------------------------------------------------------------------------
                                                                                                  139
-------------------------------------------------------------------------------------------------------------
               Bank Holding Companies - Major Regional (0.1%)
        5,500  Columbia Banking Systems, Inc.                                                      87
-------------------------------------------------------------------------------------------------------------

               Banks (0.1%)
        2,500  Security First Network Bank *                                                       29
-------------------------------------------------------------------------------------------------------------

               Beverages - Alcoholic (0.2%)
        3,000  Redhook Ale Brewery, Inc. *                                                         41
        6,500  Robert Mondavi Corp.                                                               237
-------------------------------------------------------------------------------------------------------------
                                                                                                  278
-------------------------------------------------------------------------------------------------------------

               Beverages - Soft Drinks (0.1%)
        1,700  Coffee People, Inc. *                                                               12
-------------------------------------------------------------------------------------------------------------

               Biotechnology (0.3%)
        1,600  Affymetrix, Inc. *                                                                  31
        1,600  Arqule, Inc. *                                                                      18
        5,000  Biotransplant, Inc. *                                                               28
        5,000  CN Biosciences, Inc. *                                                              81
        2,500  Digene Corp. *                                                                      25
        5,000  Gilead Sciences, Inc. *                                                            128
        5,000  Integra LifeSciences Corp. *                                                        29
        5,000  Med Immune, Inc. *                                                                  76
        1,100  Millennium Pharmaceuticals, Inc. *                                                  20
        2,000  Neose Technologies, Inc. *                                                          30
        2,000  Neurocrine Biosciences, Inc. *                                                      20
        2,000  Onyx Pharmaceuticals, Inc. *                                                        20
        2,500  Pharmacopeia, Inc.                                                                  46
        1,200  Thermo Bioanalysis Corp.                                                            16
-------------------------------------------------------------------------------------------------------------
                                                                                                  568
-------------------------------------------------------------------------------------------------------------

               Broadcasters (1.0%)
        3,500  Argyle Television, Inc. *                                                           90
        7,000  CellularVision USA, Inc. *                                                          45
          200  Chancellor Corp. "A" *                                                               6
        5,200  Cox Radio, Inc.                                                                     91
        5,000  Digital Generation Systems, Inc. *                                                  42
        1,000  EchoStar Communications Corp. *                                                     27
        3,000  Emmis Broadcasting Corp. *                                                         103
        6,100  Gray Communications Systems, Inc. *                                                 99
        3,000  Heftel Broadcasting Corp. *                                                        100
        5,000  Lodgenet Entertainment Corp. *                                                      74
       13,725  Outdoor Systems, Inc. *                                                            348
        4,000  Pegasus Communications Corp. *                                                      51
        5,000  Source Media, Inc.                                                                  38
        4,800  Univision Communications, Inc.                                                     191
-------------------------------------------------------------------------------------------------------------
                                                                                                1,305
-------------------------------------------------------------------------------------------------------------

               Brokerage Firms (0.1%)
        6,600  E*Trade Group, Inc. *                                                               72
        1,900  Hambrecht & Quist Group *                                                           47
-------------------------------------------------------------------------------------------------------------
                                                                                                  119
-------------------------------------------------------------------------------------------------------------

               Building Materials (0.3%)
        5,500  Barnett, Inc. *                                                                    136
       11,200  Diamond Home Services, Inc. *                                                      249
        6,000  Service Experts, Inc. *                                                            149
-------------------------------------------------------------------------------------------------------------
                                                                                                  534
-------------------------------------------------------------------------------------------------------------

               Chemicals (0.1%)
        5,300  NuCo2, Inc. *                                                                       72
-------------------------------------------------------------------------------------------------------------

               Chemicals - Specialty (0.1%)
        2,600  Zoltek Companies, Inc. *                                                            93
-------------------------------------------------------------------------------------------------------------

               Communication - Equipment Manufacturers (0.5%)
        5,100  ACC Corp. *                                                                        152
        1,100  Advanced Fibre Communications, Inc. *                                               54
        4,250  AML Communications, Inc.                                                            60
        7,000  Aware, Inc. *                                                                       70
        5,000  Boston Communications Group, Inc. *                                                 44
        3,000  Peerless Systems Corp. *                                                            39
        2,000  Performance Technologies, Inc. *                                                    23
        4,000  REMEC, Inc. *                                                                       76
        2,000  Sawtek, Inc. *                                                                      74
        6,500  Spectrian Corp. *                                                                   63
        7,000  Superconductor Technologies *                                                       30
        2,000  Sync Research, Inc.                                                                 39
        1,200  Tollgrade Communications, Inc.                                                      29
        2,000  Verilink Corp. *                                                                    60
-------------------------------------------------------------------------------------------------------------
                                                                                                  813
-------------------------------------------------------------------------------------------------------------

               Computer Software & Service (3.3%)
        4,000  Ansys, Inc. *                                                                       46
        4,000  Arbor Software Corp. *                                                             116
        1,400  Aspect Development, Inc. *                                                          33
          478  Avant! Corp.                                                                        14
        5,000  Award Software International, Inc. *                                                45
        1,600  AXENT Technologies, Inc. *                                                          25
        5,000  Bitstream, Inc. *                                                                   23
        8,000  BroadVision, Inc. *                                                                 55
        5,000  Carnegie Group, Inc.                                                                29
        2,200  CCC Information Services Group, Inc. *                                              34
        2,800  Citrix Systems, Inc.                                                               128
        4,500  Claremont Technology Group, Inc. *                                                 110
        3,200  Clarify, Inc.                                                                      144
        7,000  Connect, Inc. *                                                                     50
        1,600  CyberCash, Inc. *                                                                   40
          800  CyberMedia, Inc. *                                                                  16
        1,500  Cylink Corp. *                                                                      18
        3,000  DataWorks Corp.                                                                     65
        6,500  Document Sciences Corp. *                                                           73
        1,200  Documentum, Inc. *                                                                  46
        1,600  Edify Corp. *                                                                       22
        3,000  Elcom International, Inc.                                                           23
        2,000  Engineering Animation, Inc. *                                                       49
        5,000  ENVOY Corp. *                                                                      186
        2,500  Excite, Inc. *                                                                      24
        2,100  Forte' Software, Inc. *                                                             67
        5,000  Fourth Shift Corp. *                                                                29
        1,800  Geotel Communications Corp. *                                                       24
        3,000  Geoworks                                                                            66
        1,000  HNC Software, Inc. *                                                                30
        1,300  I2 Technologies, Inc. *                                                             49
        3,400  Indus Group, Inc. *                                                                 71
        3,100  Infinity Financial Technology, Inc. *                                               53
        4,000  Infoseek Corp. *                                                                    36
        1,500  Integrated Systems Consulting Group, Inc. *                                         20
        2,500  Integrated Systems, Inc. *                                                          54
        7,100  Intelligroup, Inc. *                                                               103
       10,000  Interlink Computer Sciences, Inc. *                                                132
        2,000  ISOCOR *                                                                            12
        4,000  JDA Software Group, Inc. *                                                         107
        1,500  Lycos, Inc. *                                                                       17
        2,000  Mechanical Dynamics, Inc. *                                                         29
        5,000  Microware Systems Corp. *                                                           75
        2,100  Midway Games, Inc. *                                                                48
        4,500  Novadigm, Inc. *                                                                    47
        4,000  Object Design, Inc. *                                                               52
        2,100  Objective Systems Integrators, Inc.                                                 52
        4,000  OneWave, Inc. *                                                                     44
        1,000  Open Market, Inc. *                                                                 14
        2,500  OpenVision Technologies, Inc. *                                                     23
        6,000  Optika Imaging Systems, Inc. *                                                      37
        2,500  OrCad, Inc. *                                                                       25
        5,000  Peerless Group, Inc. *                                                              36
        4,000  Pegasystems Inc. *                                                                 119
        4,000  Phoenix International Ltd., Inc. *                                                  77
        3,000  Rational Software Corp. *                                                          106
          700  Red Brick Systems, Inc. *                                                           16
        3,000  Restrac, Inc. *                                                                     20
        1,900  Rogue Wave Software, Inc. *                                                         24
          500  Sapient Corp. *                                                                     20
        2,000  Security Dynamics Technologies, Inc. *                                              82
        2,200  Segue Software, Inc. *                                                              28
        4,000  Silicon Valley Research, Inc. *                                                     12
        5,000  Simulation Sciences, Inc. *                                                         63
        5,000  Spatial Technology, Inc. *                                                          23
        7,000  SRS Labs, Inc.                                                                      99
        5,000  Summit Design, Inc. *                                                               50
        1,200  Systemsoft Corp. *                                                                  22
        4,000  Talx Corp. *                                                                        32
        3,100  Technology Modeling Associates, Inc.                                                34
        7,000  Triteal Corp.                                                                      108
        1,500  Trusted Information Systems, Inc.                                                   18
        2,500  USCS International, Inc. *                                                          42
        5,000  V-One Corp. *                                                                       29
        1,800  Verity, Inc. *                                                                      30
        7,500  Versant Object Technology Corp. *                                                  157
        3,500  Visigenic Software, Inc.                                                            52
        1,300  Visio Corp.                                                                         64
        4,600  Voice Control Systems, Inc. *                                                       36
        5,000  Voxware, Inc. *                                                                     39
        5,000  White Pine Software, Inc.                                                           33
        2,000  Wind River Systems, Inc. *                                                          98
        3,000  Worldtalk Communications Corp. *                                                    30
        3,900  Xionics Document Technologies, Inc.                                                 51
-------------------------------------------------------------------------------------------------------------
                                                                                                4,380
-------------------------------------------------------------------------------------------------------------

               Computer Systems (0.7%)
        6,800  Aavid Thermal Technologies, Inc. *                                                  59
        7,000  CHS Electronics, Inc. *                                                             91
        6,700  Firearms Training Systems, Inc. *                                                   93
        1,500  IMNET Systems, Inc. *                                                               27
       10,000  Manchester Equipment, Inc. *                                                       100
        1,500  PC Service Source, Inc. *                                                            9
        6,600  Printrak International Inc. *                                                       64
          700  Raptor Systems, Inc. *                                                              15
        4,000  Raster Graphics, Inc. *                                                             42
       10,000  Sandisk Corp. *                                                                    137
        8,000  SBS Technologies, Inc. *                                                           215
        2,100  SeaChange International, Inc. *                                                     54
        4,500  Splash Technology Holdings, Inc.                                                    92
        5,900  Storm Technology, Inc.                                                              47
       10,000  Unicomp, Inc. *                                                                     47
        2,600  Viisage Technology, Inc. *                                                          37
-------------------------------------------------------------------------------------------------------------
                                                                                                1,129
-------------------------------------------------------------------------------------------------------------

               Cosmetics (0.1%)
        5,000  Carson, Inc. *                                                                      70
        5,000  French Fragrances, Inc. *                                                           43
-------------------------------------------------------------------------------------------------------------
                                                                                                  113
-------------------------------------------------------------------------------------------------------------

               Drugs (0.1%)
        2,500  Algos Pharmaceutical Corp. *                                                        28
-------------------------------------------------------------------------------------------------------------

               Electric Power (0.1%)
        4,200  Calpine Corp. *                                                                     76
-------------------------------------------------------------------------------------------------------------

               Electrical Equipment (0.1%)
        4,000  Charter Power Systems, Inc.                                                        109
-------------------------------------------------------------------------------------------------------------

               Electronics - Instrumentation (1.0%)
        2,900  3D Systems Corp. *                                                                  30
       10,000  Brooks Automation, Inc. *                                                          135
        4,000  Checkpoint Systems, Inc. *                                                          90
        4,000  Computational Systems, Inc.                                                         75
        1,100  Cymer                                                                               37
        2,300  DuPont Photomasks, Inc. *                                                           95
        3,000  ElectroStar, Inc.                                                                   42
        1,500  Etec Systems, Inc.                                                                  44
       10,000  Gasonics International Corp. *                                                     107
        5,000  IKOS Systems, Inc. *                                                                96
        2,000  Integrated Measurement Systems, Inc. *                                              35
       10,000  Mattson Technology, Inc. *                                                         104
        5,000  OnTrak Systems, Inc.                                                                90
        2,500  Photon Dynamics, Inc.                                                               16
        2,500  Photronic, Inc. *                                                                   79
        8,000  Plasma & Materials Technologies, Inc. *                                            124
        3,000  Speedfam International, Inc. *                                                      61
        6,000  Thermo Optek Corp. *                                                                73
-------------------------------------------------------------------------------------------------------------
                                                                                                1,333
-------------------------------------------------------------------------------------------------------------

               Electronics - Semiconductors (1.1%)
       10,000  Alliance Semiconductor Corp. *                                                      80
        6,000  Benchmarq Microelectronics, Inc. *                                                 107
        2,000  ESS Technology, Inc.                                                                40
        4,000  Integrated Packaging Assembly Corp. *                                               32
       10,000  Integrated Silicon Solution, Inc. *                                                100
        5,000  Lattice Semiconductors Corp. *                                                     224
        5,000  Oak Technology, Inc. *                                                              49
        2,000  S3, Inc. *                                                                          34
        2,000  Sheldahl, Inc.                                                                      38
        3,000  Sierra Semiconductor Corp.                                                          43
        5,000  SIPEX Corp. *                                                                      142
        3,000  SMART Modular Technologies, Inc.                                                    69
        8,000  TranSwitch Corp. *                                                                  47
        6,000  Trident Microsystems, Inc. *                                                       128
        6,000  Triquint Semiconductor, Inc. *                                                     134
        3,000  Vitesse Semiconductor Corp. *                                                      143
        2,100  Zoran Corp. *                                                                       44
-------------------------------------------------------------------------------------------------------------
                                                                                                1,454
-------------------------------------------------------------------------------------------------------------

               Entertainment (0.1%)
        3,000  Ballantyne of Omaha, Inc. *                                                         46
        1,000  Hollywood Entertainment Corp. *                                                     20
       15,000  Video Update, Inc.                                                                  60
        7,000  West Coast Entertainment Corp. *                                                    70
-------------------------------------------------------------------------------------------------------------
                                                                                                  196
-------------------------------------------------------------------------------------------------------------

               Finance - Business/Commercial (0.3%)
        2,000  Granite Financial, Inc. *                                                           17
        6,000  Leasing Solutions, Inc. *                                                          173
        4,500  Medallion Financial Corp.                                                           65
        3,500  Profit Recovery Group International, Inc. *                                         49
        5,000  Sirrom Capital Corp.                                                               182
-------------------------------------------------------------------------------------------------------------
                                                                                                  486
-------------------------------------------------------------------------------------------------------------

               Finance - Consumer (0.8%)
        2,500  Aames Financial Corp.                                                              107
        5,800  ACC Consumer Finance Corp. *                                                        53
        7,500  Central Financial Acceptance Corp. *                                               142
        5,000  Delta Financial Corp. *                                                            114
        5,000  First Enterprise Financial Group, Inc. *                                            55
        4,000  NCO Group, Inc. *                                                                   69
       10,000  RAC Financial Group, Inc. *                                                        537
-------------------------------------------------------------------------------------------------------------
                                                                                                1,077
-------------------------------------------------------------------------------------------------------------

               Finance - Real Estate (0.4%)
        6,000  IMC Mortgage Company *                                                             195
       11,000  Southern Pacific Funding Corp. *                                                   349
-------------------------------------------------------------------------------------------------------------
                                                                                                  544
-------------------------------------------------------------------------------------------------------------

               Finance - Receivables (0.1%)
        2,500  Healthcare Financial Partners, Inc. *                                               31
-------------------------------------------------------------------------------------------------------------

               Foods (0.1%)
        5,500  Odwalla, Inc.                                                                       84
       12,000  UniMark Group, Inc. *                                                               96
-------------------------------------------------------------------------------------------------------------
                                                                                                  180
-------------------------------------------------------------------------------------------------------------

               Gaming Companies (0.2%)
        4,500  Anchor Gaming *                                                                    188
        3,000  Silicon Gaming, Inc. *                                                              42
-------------------------------------------------------------------------------------------------------------
                                                                                                  230
-------------------------------------------------------------------------------------------------------------

               Healthcare - Diversified (0.1%)
        3,000  UroCor, Inc. *                                                                      29
-------------------------------------------------------------------------------------------------------------

               Healthcare - HMOs (0.1%)
        3,700  First Commonwealth, Inc.                                                            61
        5,000  United Dental Care, Inc.                                                           140
-----------------------------------------------------------------------------------------------------------------
                                                                                                  201
-----------------------------------------------------------------------------------------------------------------

               Healthcare - Miscellaneous (1.3%)
        5,000  Advance Paradiam, Inc. *                                                            61
        2,500  Advanced Health Corp. *                                                             36
        7,000  APACHE Medical Systems, Inc. *                                                      69
        1,900  Applied Analytical Industries, Inc. *                                               40
        5,000  Collaborative Clincal Research, Inc. *                                              59
        2,500  Diagnostic Health Services, Inc. *                                                  17
        3,300  EndoVascular Technologies, Inc. *                                                   31
        1,100  Enterprise Systems, Inc.                                                            17
        5,200  Health Systems Design Corp. *                                                       44
        3,300  LanVision Systems, Inc. *                                                           25
        8,500  Medical Alliance, Inc. *                                                            95
        5,500  Medquist, Inc. *                                                                   107
       10,000  Oacis Healthcare Holdings Corp. *                                                   75
        5,600  PAREXEL International Corp.                                                        290
        3,000  Pediatrix Medical Group, Inc. *                                                    116
        3,000  Pharmaceutical Product Development, Inc. *                                          66
        6,200  Physicians Resource Group, Inc. *                                                  129
        2,500  Quadramed Corp.                                                                     32
       10,000  Renal Care Group, Inc. *                                                           317
        6,700  Transition Systems, Inc. *                                                          75
        4,800  Twinlab Corp. *                                                                     58
        5,000  Ultrafem, Inc. *                                                                    90
-------------------------------------------------------------------------------------------------------------
                                                                                                1,849
-------------------------------------------------------------------------------------------------------------

               Hospitals (0.1%)
        5,000  National Surgery Centers, Inc.                                                     159
-------------------------------------------------------------------------------------------------------------

               Hotel/Motel (0.3%)
        5,000  Doubletree Corp. *                                                                 210
        5,000  Suburban Lodges of America, Inc. *                                                  86
        6,700  Wyndham Hotel Corp. *                                                              132
-------------------------------------------------------------------------------------------------------------
                                                                                                  428
-------------------------------------------------------------------------------------------------------------

               Housing - Manufactured (0.1%)
        9,550  Belmont Homes, Inc. *                                                               91
-------------------------------------------------------------------------------------------------------------

               Leisure Time (0.1%)
        3,500  Family Golf Centers, Inc. *                                                        110
        2,700  Morrow Snowboards, Inc.                                                             26
        5,500  RockShox, Inc. *                                                                    71
-------------------------------------------------------------------------------------------------------------
                                                                                                  207
-------------------------------------------------------------------------------------------------------------

               Machinery - Diversified (0.1%)
        5,000  DT Industries, Inc. *                                                              173
-------------------------------------------------------------------------------------------------------------

               Manufacturing - Diversified Industries (0.2%)
        6,900  United States Filter Corp. *                                                       236
-------------------------------------------------------------------------------------------------------------

               Medical Products & Supplies (1.4%)
        1,000  Aksys Ltd. *                                                                         9
        3,000  American Medserve Corp. *                                                           49
        6,000  ArthroCare Corp. *                                                                  60
        8,500  Capstone Pharmacy Services, Inc. *                                                  92
        3,200  Cardiac Pathways Corp. *                                                            34
        3,100  CardioThoracic Systems, Inc. *                                                      57
        7,000  CardioVascular Dynamics, Inc. *                                                     86
        2,200  Cytyc Corp. *                                                                       56
        6,000  General Surgical Innovations, Inc. *                                                55
        7,000  Gulf South Medical Supply *                                                        204
        3,000  Heartport, Inc. *                                                                   69
        6,000  Henry Schein, Inc.                                                                 244
        3,400  Imagyn Medical, Inc. *                                                              25
        2,300  Innovasive Devices, Inc. *                                                          18
        1,500  Intelligent Medical Imaging, Inc. *                                                 10
       10,000  IRIDEX Corp. *                                                                      85
       10,000  NCS HealthCare, Inc. *                                                             275
        3,500  Nitinol Med Technologies, Inc.                                                      38
        4,000  Perclose, Inc.                                                                      67
        2,900  Seamed Corp. *                                                                      30
        5,300  Suburban Ostomy Supply, Inc.                                                        60
        2,000  Trex Medical Corp. *                                                                33
        4,500  Urologix, Inc. *                                                                    68
        5,000  Vitalink Pharmacy Services, Inc. *                                                 113
        5,000  Xomed Surgical Prods, Inc.                                                          96
-------------------------------------------------------------------------------------------------------------
                                                                                                1,933
-------------------------------------------------------------------------------------------------------------

               Nursing Care (0.1%)
        5,000  Atria Communities, Inc. *                                                           50
        5,000  Multicare Companies, Inc.                                                           99
-------------------------------------------------------------------------------------------------------------
                                                                                                  149
-------------------------------------------------------------------------------------------------------------

               Office Equipment & Supplies (0.1%)
        8,800  American Pad & Paper Company *                                                     174
-------------------------------------------------------------------------------------------------------------

               Oil - Exploration & Production (0.4%)
        5,000  3-D Geophysical, Inc. *                                                             45
        4,200  Clayton Williams Energy, Inc. *                                                     68
        2,500  Monterey Resources, Inc.                                                            41
        7,100  Rutherford-Moran Oil Corp. *                                                       216
        5,000  Stone Energy Corp. *                                                               115
-------------------------------------------------------------------------------------------------------------
                                                                                                  485
-------------------------------------------------------------------------------------------------------------

               Oil & Gas Drilling (0.4%)
        2,000  Atwood Oceanics, Inc. *                                                            111
        1,000  Cliffs Drilling Co. *                                                               52
        6,000  Falcon Drilling Co., Inc. *                                                        240
        5,400  The Houston Exploration Co. *                                                       96
-------------------------------------------------------------------------------------------------------------
                                                                                                  499
-------------------------------------------------------------------------------------------------------------

               Oil Well Equipment & Service (0.5%)
        3,500  Carbo Ceramics, Inc. *                                                              71
        2,700  GeoScience Corp. *                                                                  32
        3,200  Halter Marine Group, Inc. *                                                         47
        3,500  Hvide Marine, Inc. "A" *                                                            80
        3,900  National-Oilwell, Inc. *                                                           110
       10,000  Oceaneering International, Inc. *                                                  166
        4,100  Trico Marine Services, Inc. *                                                      174
        5,800  Varco International, Inc. *                                                        133
-------------------------------------------------------------------------------------------------------------
                                                                                                  813
-------------------------------------------------------------------------------------------------------------

               Photography - Imaging (0.1%)
        4,500  Ultrak, Inc. *                                                                     138
-------------------------------------------------------------------------------------------------------------

               Pollution Control (0.1%)
        2,500  Thermo Fibergen, Inc.                                                               31
-------------------------------------------------------------------------------------------------------------

               Publishing (0.2%)
        5,000  C/NET, Inc. *                                                                       86
        5,500  World Color Press, Inc. *                                                          131
-------------------------------------------------------------------------------------------------------------
                                                                                                  217
-------------------------------------------------------------------------------------------------------------

               Real Estate (0.1%)
        1,000  Signature Resorts, Inc.                                                             34
-------------------------------------------------------------------------------------------------------------

               Restaurants (0.5%)
        8,000  Cooker Restaurant Corp.                                                             89
        8,100  Einstein/Noah Bagel Corp. *                                                        242
        1,200  Landry's Seafood Restaurants, Inc. *                                                29
        5,000  New York Bagel Enterprises, Inc.                                                    34
        6,300  Papa John's International, Inc. *                                                  203
       10,000  PJ America, Inc. *                                                                 187
-------------------------------------------------------------------------------------------------------------
                                                                                                  784
-------------------------------------------------------------------------------------------------------------

               Retail - Food Chains (0.2%)
        5,000  Dominick's Supermarkets, Inc. *                                                    105
        6,000  Wild Oats Markets, Inc. *                                                          116
-------------------------------------------------------------------------------------------------------------
                                                                                                  221
-------------------------------------------------------------------------------------------------------------

               Retail - Specialty (1.1%)
        4,500  Abercrombie & Fitch Co. *                                                           83
        3,000  Alrenco, Inc. *                                                                     31
        3,500  Cross Continent Auto Retailers                                                      65
        5,000  Eagle Hardware and Garden, Inc. *                                                  122
       10,000  Finish Line, Inc. "A" *                                                            225
        3,300  Gadzooks, Inc.                                                                      94
        1,900  Garden Botanika, Inc.                                                               17
        4,000  Garden Ridge Corp. *                                                                33
        1,800  Hibbett Sporting Goods, Inc. *                                                      28
          200  Hot Topic, Inc. *                                                                    4
        8,250  Just For Feet, Inc. *                                                              195
        3,600  K&G Men's Center, Inc. *                                                            89
        4,000  Linens `N Things, Inc. *                                                            62
        1,500  Loehmann's Holdings, Inc. *                                                         45
        5,000  MSC Industrial Direct Co., Inc.                                                    187
        6,000  Party City Corp. *                                                                  90
        3,500  Petco Animal Supplies, Inc. *                                                       77
        2,600  United Auto Group, Inc. *                                                           60
-------------------------------------------------------------------------------------------------------------
                                                                                                1,507
-------------------------------------------------------------------------------------------------------------

               Shoes (0.2%)
        6,100  Eastbay, Inc.                                                                      116
        7,000  Vans, Inc. *                                                                       108
-------------------------------------------------------------------------------------------------------------
                                                                                                  224
-------------------------------------------------------------------------------------------------------------

               Specialized Services (4.2%)
        2,000  Abacus Direct Corp. *                                                               49
        2,000  American Residential Services, Inc. *                                               43
        1,600  APAC TeleServices, Inc. *                                                           76
        4,500  Apollo Group, Inc. *                                                               116
        3,000  Applied Graphics Technologies, Inc. *                                               57
        2,000  Benchmark Electronics, Inc. *                                                       59
        3,300  BTG, Inc. *                                                                         66
        2,400  Caribiner International, Inc. *                                                    106
        3,000  CKS Group, Inc.                                                                     62
        1,500  Computer Learning Centers, Inc. *                                                   38
        3,000  COREStaff, Inc.                                                                     77
        3,000  Cornell Corrections, Inc. *                                                         30
        2,500  Costilla Energy, Inc. *                                                             31
        3,800  Cotelligent Group, Inc. *                                                           76
        4,000  CSG Systems International, Inc. *                                                   71
        4,400  Data Processing Resources Corp. *                                                   76
        5,000  Donnelley Enterprise Solutions, Inc. *                                             126
        4,000  Eagle River Interactive, Inc. *                                                     25
        5,000  Education Management Corp. *                                                        92
        5,000  Educational Medical, Inc. *                                                         51
        3,000  Electronic Fab Technology Corp. *                                                   10
        6,000  F.Y.I., Inc. *                                                                     129
        2,900  FactSet Research Systems, Inc. *                                                    68
        3,000  Fine Host Corp. *                                                                   48
        1,000  First USA Paymentech, Inc. *                                                        39
        1,400  Forrester Research, Inc. *                                                          30
        2,100  Information Management Resources, Inc. *                                            35
        7,700  IntelliQuest Information Group, Inc. *                                             185
        1,000  International Network Services *                                                    32
        3,000  International Telecommunication Data Systems, Inc. *                                71
        9,050  Labor Ready, Inc. *                                                                111
        4,700  Lamar Advertising Co. "A" *                                                        109
        2,600  Lason, Inc. *                                                                       51
        5,000  LCC International, Inc. "A" *                                                       80
        6,300  Leap Group, Inc. *                                                                  39
        2,500  Learning Tree International, Inc.                                                  113
        3,900  Lightbridge, Inc. *                                                                 36
        5,700  May & Speh, Inc. *                                                                  77
        1,500  META Group, Inc.                                                                    42
       10,000  Metromail Corp. *                                                                  231
        2,100  Metzler Group, Inc.                                                                 56
        3,000  National Media Corp. *                                                              24
        4,000  National Processing, Inc. *                                                         72
        2,000  Nobel Education Dynamics, Inc. *                                                    20
        4,500  Nova Corp. *                                                                        85
        6,100  Obie Media Corp. *                                                                  44
        2,000  Ontrack Data International, Inc. *                                                  23
        3,000  Personnel Group of America, Inc. *                                                  68
        5,500  PIA Merchandising Services, Inc. *                                                  50
       15,000  PMT Services, Inc. *                                                               321
        2,300  Praegitzer Industries, Inc. *                                                       22
        4,700  Precision Response Corp. *                                                         174
        3,000  Prime Service, Inc. *                                                               82
        6,000  RemedyTemp, Inc. "A" *                                                              96
        5,000  Rental Service Corp.                                                               129
        3,100  RMH Teleservices, Inc. *                                                            26
        3,000  Romac International, Inc. *                                                         73
        3,000  SCB Computer Technology, Inc. *                                                     54
        3,900  Snyder Communications, Inc. *                                                       95
        2,500  Source Services Corp. *                                                             43
        3,200  Staffmark, Inc.                                                                     40
        4,000  Strategic Distribution, Inc. *                                                      28
        5,800  Superior Consultant, Inc.                                                          139
          300  Sykes Enterprises, Inc. *                                                           13
        5,200  Telespectrum Worldwide, Inc.                                                        92
        4,000  Teletech Holdings, Inc.                                                            126
        3,900  Think New Ideas, Inc. *                                                             27
        2,000  Ticketmaster Group, Inc. *                                                          29
        6,400  Universal Outdoor Holdings, Inc. *                                                 174
        7,000  Vanstar Corp. *                                                                    191
          700  Vincam Group, Inc. *                                                                24
        5,000  Wackenhut Corp. "B"                                                                 70
        4,500  Warrantech Corp. *                                                                  65
        1,500  Whittman-Hart, Inc. *                                                               68
        1,600  XLConnect Solutions, Inc. *                                                         45
        1,000  Yahoo!, Inc. *                                                                      19
        5,000  Youth Services International, Inc. *                                                64
-------------------------------------------------------------------------------------------------------------
                                                                                                5,634
-------------------------------------------------------------------------------------------------------------


               Telecommunications (0.7%)
        3,000  Brooks Fiber Properties, Inc. *                                                     94
        3,100  IDT Corp. *                                                                         42
        4,500  Intermedia Communications of Florida, Inc. *                                       134
        7,000  IXC Communications, Inc. *                                                         164
        1,000  MIDCOM Communications, Inc. *                                                       11
        4,500  Pacific Gateway Exchange, Inc. *                                                   127
        7,000  SmarTalk TeleServices, Inc. *                                                       87
        5,000  Tel-Save Holdings, Inc. *                                                          109
        5,000  Telco Communications Group, Inc.                                                    82
        2,000  TresCom International, Inc. *                                                       21
        5,000  Viatel, Inc. *                                                                      50
-------------------------------------------------------------------------------------------------------------
                                                                                                  921
-------------------------------------------------------------------------------------------------------------

               Telephones (0.9%)
        3,200  Advanced Radio Telecom Corp. *                                                      48
        5,200  American Communications Services, Inc. *                                            61
        3,000  American Portable Telecom, Inc. *                                                   25
        4,000  Arch Communications Group, Inc. *                                                   44
        4,500  Brightpoint, Inc.                                                                  164
        7,900  CellNet Data Systems, Inc. *                                                       138
        5,000  DIGEX, Inc. *                                                                       52
        6,000  FaxSav, Inc. *                                                                      35
        6,000  InterCel, Inc. *                                                                    90
        1,500  McLeod, Inc. *                                                                      43
        6,500  Metro One Telecommunications, Inc. *                                                54
        3,800  Omnipoint Corp. *                                                                  100
        5,100  PageMart Wireless, Inc. *                                                           38
        3,900  Premiere Technologies, Inc. *                                                       91
        6,000  Primus Telecommunications Group, Inc. *                                             66
        3,300  Rural Celluar Corp. *                                                               31
        3,800  Teleport Communications Group, Inc. *                                              126
-------------------------------------------------------------------------------------------------------------
                                                                                                1,206
-------------------------------------------------------------------------------------------------------------

               Textiles (0.3%)
        5,000  Cutter & Buck, Inc.                                                                 53
       11,000  Designer Holdings Ltd. *                                                           169
        5,000  Donna Karan International Inc. *                                                    82
        3,000  Mossimo, Inc. *                                                                     45
-------------------------------------------------------------------------------------------------------------
                                                                                                  349
-------------------------------------------------------------------------------------------------------------

               Textiles - Products (0.1%)
        5,000  North Face, Inc. *                                                                 111
------------------------------------------------------------------------------------------------------------

               Tobacco (0.1%)
        3,000  Consolidated Cigar Holdings, Inc. *                                                 73
------------------------------------------------------------------------------------------------------------


               Truckers (0.1%)
        5,000  Heartland Express, Inc. *                                                          118
        5,400  Rush Enterprises, Inc. *                                                            68
-------------------------------------------------------------------------------------------------------------
                                                                                                  186
-------------------------------------------------------------------------------------------------------------

               Miscellaneous (0.1%)
        5,000  Carriage Services, Inc. *                                                           96
          400  Gargoyles, Inc. *                                                                    4
-------------------------------------------------------------------------------------------------------------
                                                                                                  100
-------------------------------------------------------------------------------------------------------------

               Total small cap stocks (cost: $30,450)                                          34,995
                                                                                               --------------



                            LARGE CAP STOCKS (30.1%)

               Airlines (0.4%)
       23,100  Southwest Airlines Co.                                                             572
-------------------------------------------------------------------------------------------------------------

               Aluminum (0.2%)
        3,700  Aluminum Co. of America                                                            235
-------------------------------------------------------------------------------------------------------------

               Drugs (2.5%)
        3,400  ALZA Corp. *                                                                        96
       15,000  Bergen Brunswig Corp. *                                                            409
       15,000  Ivax Corp.                                                                         165
       70,000  Pharmacia & Upjohn, Inc.                                                         2,704
-------------------------------------------------------------------------------------------------------------
                                                                                                3,374
-------------------------------------------------------------------------------------------------------------


               Electric Power (4.1%)
        9,500  Allegheny Power System, Inc.                                                       289
        5,100  American Electric Power Co., Inc.                                                  212
       12,700  Boston Edison Co.                                                                  325
       19,000  Consolidated Edison Company of New York, Inc.                                      551
        3,700  Delmarva Power & Light Co.                                                          74
       46,000  Edison International                                                               914
       20,500  Enova Corp.                                                                        459
        9,700  Idaho Power Co.                                                                    299
          200  New England Electric System                                                          7
       22,000  New York State Electric & Gas Corp.                                                476
       51,600  Niagara Mohawk Power Corp. *                                                       451
       31,500  Pacific Gas & Electric Co.                                                         760
        4,800  PacifiCorp                                                                         101
       10,300  PECO Energy Co.                                                                    263
       11,200  Public Service Enterprise Group, Inc.                                              321
-------------------------------------------------------------------------------------------------------------
                                                                                                5,502
-------------------------------------------------------------------------------------------------------------

               Electronics - Instrumentation (1.1%)
       22,000  KLA Instruments Corp. *                                                            781
        6,000  Lam Research Corp. *                                                               215
       20,200  Teradyne, Inc. *                                                                   477
-------------------------------------------------------------------------------------------------------------
                                                                                                1,473
-------------------------------------------------------------------------------------------------------------

               Electronics - Semiconductors (2.4%)
        6,800  Analog Devices, Inc. *                                                             218
       26,000  Applied Materials, Inc. *                                                          991
        4,500  LSI Logic Corp. *                                                                  136
       30,200  Micron Technology, Inc.                                                          1,000
        6,500  Motorola, Inc.                                                                     360
          600  Novellus Systems, Inc. *                                                            35
        8,100  Texas Instruments, Inc.                                                            516
-------------------------------------------------------------------------------------------------------------
                                                                                                3,256
-------------------------------------------------------------------------------------------------------------

               Gaming Companies (0.4%)
       27,200  International Game Technology                                                      530
-------------------------------------------------------------------------------------------------------------

               Gold Mining (2.9%)
       25,600  Freeport-McMoRan Copper & Gold, Inc.                                               806
       88,800  Homestake Mining Co.                                                             1,343
       36,000  Newmont Mining Corp.                                                             1,724
-------------------------------------------------------------------------------------------------------------
                                                                                                3,873
-------------------------------------------------------------------------------------------------------------

               Healthcare - Diversified (0.4%)
        7,100  Warner-Lambert Co.                                                                 508
-------------------------------------------------------------------------------------------------------------

               Manufacturing - Diversified Industries (0.5%)
       18,700  Hillenbrand Industries, Inc.                                                       690
-------------------------------------------------------------------------------------------------------------

               Medical Products & Supplies (0.4%)
       13,100  Bausch & Lomb, Inc.                                                                486
-------------------------------------------------------------------------------------------------------------

               Metals - Miscellaneous (0.3%)
        6,500  Phelps Dodge Corp.                                                                 472
-------------------------------------------------------------------------------------------------------------

               Oil - Domestic (1.4%)
        4,900  Amerada Hess Corp.                                                                 289
        6,000  Atlantic Richfield Co.                                                             835
       13,600  Occidental Petroleum Corp.                                                         326
        7,200  Pennzoil Co.                                                                       405
-------------------------------------------------------------------------------------------------------------
                                                                                                1,855
-------------------------------------------------------------------------------------------------------------

               Oil - Exploration & Production (1.2%)
       21,200  Apache Corp.                                                                       771
       13,100  Burlington Resources, Inc.                                                         694
        4,600  Union Texas Petroleum Holdings, Inc.                                               103
-------------------------------------------------------------------------------------------------------------
                                                                                                1,568
-------------------------------------------------------------------------------------------------------------

               Oil - International (1.3%)
       11,300  Chevron Corp.                                                                      757
        9,900  Texaco, Inc.                                                                       981
-------------------------------------------------------------------------------------------------------------
                                                                                                1,738
-------------------------------------------------------------------------------------------------------------

               Oil Well Equipment & Service (0.7%)
        6,800  Baker Hughes, Inc.                                                                 249
       11,800  Halliburton Co.                                                                    711
-------------------------------------------------------------------------------------------------------------
                                                                                                  960
-------------------------------------------------------------------------------------------------------------


               Paper & Forest Products (0.4%)
        6,900  Rayonier, Inc.                                                                     267
        4,900  Weyerhaeuser Co.                                                                   226
-------------------------------------------------------------------------------------------------------------
                                                                                                  493
-------------------------------------------------------------------------------------------------------------

               Pollution Control (0.8%)
        8,000  Browning-Ferris Industries, Inc.                                                   215
       25,300  WMX Technologies, Inc.                                                             911
-------------------------------------------------------------------------------------------------------------
                                                                                                1,126
-------------------------------------------------------------------------------------------------------------

               Restaurants (0.8%)
       11,000  Brinker International, Inc. *                                                      204
       20,000  Lone Star Steakhouse & Saloon, Inc. *                                              572
        8,600  Outback Steakhouse, Inc. *                                                         248
-------------------------------------------------------------------------------------------------------------
                                                                                                1,024
-------------------------------------------------------------------------------------------------------------

               Retail - Department Stores (0.3%)
        5,000  May Department Stores Co.                                                          244
        4,800  Nordstrom, Inc.                                                                    209
-------------------------------------------------------------------------------------------------------------
                                                                                                  453
-------------------------------------------------------------------------------------------------------------

               Retail - Food Chains (0.1%)
        3,000  Great Atlantic & Pacific Tea, Inc.                                                  98
-------------------------------------------------------------------------------------------------------------

               Retail - General Merchandising (0.2%)
        4,000  J.C. Penney Company, Inc.                                                          215
-------------------------------------------------------------------------------------------------------------

               Retail - Specialty (0.1%)
        5,000  Tandy Corp.                                                                        211
-------------------------------------------------------------------------------------------------------------

               Tobacco (5.5%)
       22,100  Philip Morris Companies, Inc.                                                    2,279
      101,600  RJR Nabisco Holdings Corp.                                                       3,251
       55,700  UST, Inc.                                                                        1,817
-------------------------------------------------------------------------------------------------------------
                                                                                                7,347
-------------------------------------------------------------------------------------------------------------
               Truckers (1.7%)
       16,500  Caliber System, Inc.                                                               320
       42,200  Consolidated Freightways, Inc.                                                   1,018
        2,000  Roadway Express, Inc.                                                               33
       32,400  Ryder System, Inc.                                                                 984
-------------------------------------------------------------------------------------------------------------
                                                                                                2,355
-------------------------------------------------------------------------------------------------------------

               Total large cap stocks (cost: $37,572)                                          40,414
-------------------------------------------------------------------------------------------------------------








   Principal
    Amount                                                           Coupon
     (000)                                                            Rate       Maturity
   --------                                                          ------      ----------

                                  BONDS (19.8%)

   $  1,000    Capital One Bank Note                                  7.35%       6/20/00       1,028
      1,000    Corporacion Andina De Fomento, Bonds
                 (Venezuela)                                          7.10        2/01/03       1,019
      1,000    First USA Bank Deposit, Notes                          7.65        8/01/03       1,016
      1,000    Franchise Finance Corp. of America,
                 Senior Notes                                         7.00       11/30/00       1,013
      2,000    Giddings & Lewis, Inc., Notes                          7.50       10/01/05       2,031
      1,000    Great Atlantic & Pacific Tea, Inc.,
                 Senior Notes                                         7.70        1/15/04       1,027
      1,000    Health Care Property Investors, Inc.,
                 Senior Notes                                         6.50        2/15/06         973
      1,000    HUBCO, Inc., Subordinated Debentures                   8.20        9/15/06       1,061 (b)
      1,000    Kmart Corp., Debentures                                7.95        2/01/23         794
      1,000    Merita Bank Ltd., Subordinated Note (Finland)          6.50        1/15/06         975
      1,000    Pulte Corp., Senior Notes                              7.00       12/15/03       1,004
      1,000    RJR Nabisco, Inc., Notes                               8.00        7/15/01       1,020
      1,000    Security Capital Pacific Trust, Notes                  7.15       10/15/03       1,025
      2,000    Tele-Communications, Inc., Senior Notes                8.25        1/15/03       2,033
      1,000    Time Warner, Inc., Notes                               7.48        1/15/08       1,005

      1,000    Washington Real Estate Investment Trust,
                 Senior Notes                                         7.25        8/13/06       1,013
      2,125    Government National Mortgage Association               6.50       10/20/25       2,062
      2,486    Government National Mortgage Association               7.00        6/20/26       2,467
      1,980    Government National Mortgage Association               7.50       11/20/26       2,004
        997    Government National Mortgage Association               8.00        9/20/26       1,025
      1,000    U.S. Treasury Notes                                    7.00        7/15/06       1,066
-------------------------------------------------------------------------------------------------------------
               Total bonds (cost: $26,196)                                                     26,661
-------------------------------------------------------------------------------------------------------------





                         Money Market Instrument (5.5%)
      7,450    Federal Home Loan Mortgage Corp. (cost: $7,447)        5.70       12/02/96       7,447
-------------------------------------------------------------------------------------------------------------
               Total investments (cost: $124,068)                                           $ 134,443
=============================================================================================================



_______________________
 *Non-income producing.






                          Portfolio Summary By Industry
                         -------------------------------

                          U.S. Government & Agency Issues              11.9%
                          Healthcare                                    8.4
                          Oil                                           7.4
                          Tobacco                                       6.3
                          Electronics                                   6.1
                          Banks                                         5.3
                          Electric Power                                4.7
                          Retail                                        4.6
                          Specialized Services                          4.6
                          Telecommunications                            3.8
                          Computer Software & Service                   3.5
                          Real Estate Investment Trusts                 3.1
                          Gold Mining                                   2.9
                          Broadcasters                                  2.8
                          Truckers                                      1.9
                          Machine Tools                                 1.5
                          Restaurants                                   1.3
                          Computer Systems                              1.1
                          Entertainment                                 1.1
                          Manufacturing - Diversified                   1.1
                          Other                                        16.7
                                                                    ---------
                                                                      100.1%
                                                                    =========





GROWTH STRATEGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

November 30, 1996
(Unaudited)


General Notes
Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

The Large Cap category consists of investments in common stocks of companies with market capitalizations of $1 billion or more at the time of the initial purchase. Small Cap stocks have market capitalizations of less than $1 billion at the time of the initial purchase.

ADS/ADR -- American Depositary Shares/Receipts are foreign shares held by a U.S. bank which issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

GDS/GDR -- Global Depositary Shares/Receipts are foreign shares held by a non-U.S. bank which issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

Specific Notes
(a) Illiquid security valued using methods determined by the Manager under the general supervision of the Board of Trustees. At November 30, 1996, this security represented .01% of the Fund's net assets.

(b) Security is exempt from registration under the Securities Act of 1933 and has been determined to be liquid by the Manager. Any resale of this security may occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A.


See accompanying notes to financial statements.






GROWTH STRATEGY FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 1996
(Unaudited)




Net investment income:
   Income (net of foreign taxes withheld of $29):
      Dividends                                                    $   589
      Interest                                                         847
                                                                    -------
         Total income                                                1,436
                                                                    -------
   Expenses:
      Management fees                                                  379
      Transfer agent's fees                                            144
      Custodian's fees                                                 120
      Postage                                                           22
      Shareholder reporting fees                                        14
      Trustees' fees                                                     1
      Registration fees                                                 54
      Audit fees                                                        12
      Legal fees                                                         1
      Other                                                              8
                                                                     ------
         Total expenses                                                755
                                                                     ------
            Net investment income                                      681
                                                                      ------
Net realized and unrealized gain on investments and foreign currency:
   Net realized gain on:
      Investments                                                    3,493
      Foreign currency transactions                                      2
   Change in net unrealized appreciation/depreciation of investments  (595)
                                                                    --------
            Net realized and unrealized gain                         2,900
                                                                    --------
Increase in net assets resulting from operations                   $ 3,581
                                                                    ========


See accompanying notes to financial statements.






GROWTH STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)


Six month period ended November 30, 1996
and Nine-month period May 31, 1996
(Unaudited)

                                                                           11/30/96             5/31/96*
                                                                           --------            --------
From operations:
   Net investment income                                                  $      681          $     389
   Net realized gain on investments                                            3,493              1,393
   Net realized gain (loss) on foreign currency transactions                       2                 (1)
   Change in net unrealized appreciation/depreciation of investments            (595)            10,970
                                                                            ---------          ----------
      Increase in net assets resulting from operations                         3,581             12,751
                                                                           ----------          ----------
Distributions to shareholders from:
   Net investment income                                                        (339)               (83)
                                                                           ----------          ----------
   Net realized gains                                                         (3,874)                -
                                                                           ----------          ----------
From capital share transactions:
   Proceeds from shares sold                                                  64,141             77,248
   Shares issued for dividends reinvested                                      4,109                 53
   Cost of shares redeemed                                                   (20,438)            (2,781)
                                                                           ----------          ----------
      Increase in net assets from capital share transactions                  47,812             74,520
                                                                           ----------          ----------
Net increase in net assets                                                    47,180             87,188
Net assets:
   Beginning of period                                                        87,188              -
                                                                          -----------          ----------
   End of period                                                          $  134,368          $  87,188
                                                                          ===========         ===========
Undistributed net investment income included in net assets:
   Beginning of period                                                    $      338          $    -
                                                                         ============         ===========
   End of period                                                          $      682          $     338
                                                                         ============         ===========
Change in shares outstanding:
   Shares sold                                                                 5,299              7,082
   Shares issued for dividends reinvested                                        340                  5
   Shares redeemed                                                            (1,694)              (244)
                                                                         ------------         ----------
      Increase in shares outstanding                                           3,945              6,843
                                                                         ============         ==========

* Fund commenced operations September 1, 1995.

See accompanying notes to financial statements.



GROWTH STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS

November 30, 1996
(Unaudited)


(1) Summary of Significant Accounting Policies

USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of eleven separate funds. The information presented in this semiannual report pertains only to the Growth Strategy Fund (the Fund). The Fund's investment objective is to seek a high total return, with reduced risk over time, through an asset allocation strategy which emphasizes capital appreciation and gives secondary emphasis to income.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

5. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Trustees.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting for investments in passive foreign investment companies, reclassifications were made to the statement of assets and liabilities at May 31, 1996 to increase accumulated undistributed net investment income by $32,948 and to decrease accumulated net realized gain on investments by $32,948.

C. Investments in securities - As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

D. Foreign currency translations - The assets of the Fund may be invested in the securities of foreign issuers. Since the accounting records of the Fund are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for
tax  purposes.   Net  unrealized   foreign  currency  exchange gains/losses
arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.


E. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make
estimates and  assumptions   that  may  affect  the  reported  amounts  in
the  financial statements.

(2) Lines of Credit
The Fund participates with other USAA funds in two joint short-term revolving loan agreements totaling $850 million through January 14, 1997, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with an unaffiliated bank ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under these agreements, the Fund may borrow up to a maximum of 25% of its total assets, of which only 5% may be borrowed from CAPCO, at the lending institution's borrowing rate plus a markup. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 1996.

(3)   Distributions
Distributions of net investment income and realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) Investment Transactions
Purchases and sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 1996 were $76,556,632 and $36,717,231, respectively.

Gross unrealized appreciation and depreciation of investments as of November 30, 1996 was $14,829,552 and $4,454,291, respectively.

(5)  Foreign  Currency  Contracts

A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund giving up the opportunity for potential profit.

At November 30, 1996, the terms of open foreign currency contracts were as follows (in thousands):


                                      U.S. Dollar                         U.S. Dollar      Unrealized
  Exchange       Currency to be       Value as of     Currency to be       Value as of    Appreciation
    Date            Delivered          11/30/96          Received           11/30/96     (Depreciation)
   -----            ---------          --------          --------           --------     ---------------

12/02/96        426 Japanese Yen          $ 4          4 U.S. Dollar           $ 4            $ -
12/02/96         82 U.S. Dollar            82        425 French Franc           81             (1)
12/02/96       192 Philipino Peso           7          7 U.S. Dollar             7              -
12/03/96       8 Singapore Dollar           6          6 U.S. Dollar             6              -
12/03/96         63 U.S. Dollar            63      8,182 Spanish Peseta         63              -
12/03/96        71 Philipino Peso           3          3 U.S. Dollar             3              -
12/03/96          3 U.S. Dollar             3         5 Deutsche Mark            3              -
12/03/96      16 Australian Dollar         13         13 U.S. Dollar            13              -
12/04/96         3 British Pound            4          4 U.S. Dollar             4              -
12/04/96        77 Philipino Peso           3          3 U.S. Dollar             3              -
12/04/96       8 Singapore Dollar           6          6 U.S. Dollar             6              -
12/05/96         116 U.S. Dollar          116        156 Canadian Dollar        115            (1)
                                        -------                              -------        --------
                                         $310                                 $308            $(2)
                                        =======                              =======        ========


(6)   Transactions with Manager
A. Management fees - The investment policies of the Fund and management of the Fund's portfolio are carried out by USAA Investment Management Company
(the Manager). The Fund's management fees are computed at .75% of its annual average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund. Shareholder accounting service fees are based on an annual charge per shareholder account plus out-of-pocket expenses.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no fee or other remuneration for such services.


(7)   Financial Highlights
Per share operating performance for a share outstanding throughout each period is as follows:


                                                       Six-month                   Nine-month
                                                     Period Ended                 Period Ended
                                                     November 30,                    May 31,
                                                          1996                         1996*
                                                         ------                       -------
Net asset value at
   beginning of period                               $    12.74                   $    10.00
Net investment income                                       .08                          .11
Net realized and
   unrealized gain                                          .12                         2.66
Distributions from net
   investment income                                       (.05)                        (.03)
Distributions of realized
   capital gains                                           (.44)                          -
                                                        ---------                    ---------
Net asset value at
   end of period                                     $    12.45                   $    12.74
                                                        =========                     ========

Total return (%) **                                        1.75                        27.76
Net assets at end
   of period (000)                                   $  134,368                   $   87,188
Ratio of expenses to
   average net assets (%)                                  1.50(a)                      1.66(a)
Ratio of net investment
   income to average
   net assets (%)                                          1.35(a)                      1.34(a)
Portfolio turnover (%)                                    37.32                        40.21
Average commission rate paid per share+              $    .0233                   $    .0072


  * Fund commenced operations September 1, 1995.
 ** Assumes  reinvestment of all dividend income and capital gain  distributions during the period.
  + Calculated by aggregating all  commissions  paid on the purchase and sale of securities and dividing by the actual number of shares purchased or sold for which commissions were charged.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
